ADVANCE TO SELLERS	12 Months Ended
Dec. 31, 2018
ADVANCE TO SELLERS
ADVANCE TO SELLERS

7. ADVANCE TO SELLERS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance to sellers	246,287	692,714

When facilitating used car transaction, the Group connect the sellers and buyers and provides service in relation to the cash flow remittance, i.e. the Group collects the cash from buyers and remits to sellers. The balance represents the prepayments to sellers by the Group, which are subsequently collected from the buyers in a short period of time. No allowance of advance to sellers was provided at December 31, 2017 and 2018, since no collection issues occurred in the past,

The balance included advance to sellers in 2B business, total of RMB 246.3 million and RMB 236.2 million as of December 31, 2017 and 2018 respectively, and advance to sellers in 2C cross-regional business, total of nil and RMB 449.8 million as of December 31, 2017 and 2018 respectively.

Advance to sellers of RMB 21.3 million was pledged as collateral for short-term borrowings of RMB 20.0 million (Note 15).